Loan Payables (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Loan Payables [Abstract]
Schedule of Company’s Loans	A summary of the Company’s loans is listed as follows:
Lender	Due date	July 31, 2023	April 30, 2023
American First National Bank	March 2, 2024	$227,166	$307,798
U.S. Small Business Administration	June 15, 2050	2,603,544	2,624,329
Total loan payables		2,830,710	2,932,127
Current portion of loan payables		(285,489)	(370,828)
Non-current loan payables		$2,545,221	$2,561,299
A summary of the Company’s loans is listed as follows:
Lender	Due date	April 30, 2023	April 30, 2022
American First National Bank	March 2, 2024	$307,798	$645,157
U.S. Small Business Administration	June 15, 2050	2,624,329	2,649,700
Total loan payables		2,932,127	3,294,857
Current portion of loan payables		(370,828)	(498,252)
Non-current loan payables		$2,561,299	$2,796,605

Schedule of Small Business Administration	U.S. Small Business Administration (the “SBA”)
Borrower	Due date	July 31, 2023	April 30, 2023
Maison Monrovia	June 15, 2050	$147,419	$148,574
Maison San Gabriel	June 15, 2050	1,965,117	1,980,725
Maison El Monte	June 15, 2050	491,007	495,030
Total SBA loan payables		$2,603,544	$2,624,329
U.S. Small Business Administration (the “SBA”)
Borrower	Due date	April 30, 2023	April 30, 2022
Maison Monrovia	June 15, 2050	$148,574	$149,900
Maison San Gabriel	June 15, 2050	1,980,725	1,999,900
Maison El Monte	June 15, 2050	495,030	499,900
Total SBA loan payables		$2,624,329	$2,649,700

Schedule of Future Minimum Principal Amount of Loan Payments	As of July 31, 2023, the future minimum principal amount of loan payments to be paid by year are as follows:
Year Ending April 30,	Amount
2024	$58,323
2025	65,626
2026	67,792
2027	70,041
2028	72,376
Thereafter	2,269,386
Total	$2,603,544
As of April 30, 2023, the future minimum principal amount of loan payments to be paid by year are as follows:
Year Ending April 30,	Amount
2024	$63,030
2025	65,097
2026	67,243
2027	69,471
2028	71,784
Thereafter	2,287,704
Total	$2,624,329